Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
Transamerica TSW International Equity VP
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica TS&W International Equity VP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.During the most recent fiscal year, the portfolio turnover rate for the portfolio was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the United States. The portfolio’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser emphasizes established companies in individual foreign markets and seeks to stress companies and markets that it believes are undervalued. The sub-adviser expects capital growth to be the predominant component of the portfolio’s total return.Generally, the portfolio will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the portfolio will emphasize larger, more seasoned or established companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The portfolio will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The sub-adviser seeks to diversify the portfolio’s investments around the world and within markets in an effort to minimize specific country and currency risks.The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The sub-adviser also performs rigorous fundamental analysis. The portfolio is typically composed of approximately 80-110 stocks as a result of this process.The sub-adviser generally limits the portfolio’s investment universe to companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the portfolio’s investments, impair the portfolio’s ability to satisfy redemption requests, and negatively impact the portfolio’s performance.Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorablegovernment actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.Focused Investing – To the extent the portfolio invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.Active Trading – The portfolio may purchase and sell securities without regard to the length of time held. Active trading may be more pronounced during periods of market volatility and may have a negative impact on performance.Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.Large Shareholder – A significant portion of the portfolio’s shares may be owned by other portfolios sponsored by Transamerica. Transactions by these portfolios may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Risk Lose Money [Text]	rr_RiskLoseMoney	 You may lose money if you invest in this portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.Prior to May 1, 2013, the portfolio was named Transamerica Morgan Stanley Active International Allocation VP, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-851-9777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/annuities-performance-center
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Initial Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedReturnBest Quarter:12/31/202219.57%Worst Quarter:3/31/2020-26.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31,  2022)
Transamerica TSW International Equity VP | Initial
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049
2013	rr_AnnualReturn2013	24.34%
2014	rr_AnnualReturn2014	(5.18%)
2015	rr_AnnualReturn2015	1.32%
2016	rr_AnnualReturn2016	1.08%
2017	rr_AnnualReturn2017	22.91%
2018	rr_AnnualReturn2018	(15.52%)
2019	rr_AnnualReturn2019	21.06%
2020	rr_AnnualReturn2020	6.54%
2021	rr_AnnualReturn2021	13.41%
2022	rr_AnnualReturn2022	(14.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.74%)
1 Year	rr_AverageAnnualReturnYear01	(14.40%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 1991
Transamerica TSW International Equity VP | Service
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	(14.63%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003
Transamerica TSW International Equity VP | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.01%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	5.16%